Related party transactions - Loans to shareholders (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 14,795,000	$ 123,000	$ 8
Short-term and Long-term loan from shareholders			49
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Loans to shareholders			8
Short-term loan from shareholders			$ 49